Summary of Significant Accounting Policies - Property and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property and equipment
Accumulated depreciation on property and equipment	$ 2,410	$ 2,270
Depreciation expense on property and equipment	$ 299	$ 290	$ 267
Equipment | Minimum
Property and equipment
Property and equipment, estimated useful life, average	3 years
Equipment | Maximum
Property and equipment
Property and equipment, estimated useful life, average	10 years
Real property
Property and equipment
Property and equipment, estimated useful life, average	40 years